UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  3/31

Date of reporting period:  6/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2012 (Unaudited)

DWS Massachusetts Tax-Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 88.1%
Massachusetts 81.7%
Boston, MA, General Obligation:
Series A, 4.0%, 4/1/2028	3,435,000	3,761,600
Series A, 4.75%, 4/1/2029	3,900,000	4,407,273
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	1,895,000	1,455,834
AMT, 8.0%, 9/1/2035 *	960,000	327,379
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	3,028,285
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	3,170,000	3,440,211
Series A, 5.0%, 11/1/2030	500,000	593,445
Boston, MA, Water & Sewer Commission Revenue:
Series A, 5.0%, 11/1/2025	2,000,000	2,338,480
Series A, 5.0%, 11/1/2030	1,270,000	1,467,358
Braintree, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/15/2026 (a)	7,645,000	8,994,037
5.0%, 5/15/2027	2,295,000	2,688,799
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	625,000	722,713
Massachusetts, Airport Revenue, USAir Private Jet, Series A, AMT, 5.75%, 9/1/2016, INS: NATL	1,000,000	1,002,550
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,785,070
Series A, 5.25%, 7/1/2034	1,700,000	1,973,071
Series C, ETM, 6.1%, 3/1/2013	530,000	550,755
Series B, 6.2%, 3/1/2016	3,100,000	3,395,988
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, 7/1/2027	21,090,000	11,248,562
Series C, ETM, 5.0%, 7/1/2015	190,000	216,176
Series C, ETM, 5.0%, 7/1/2016	75,000	88,253
Series B, 5.0%, 7/1/2035	3,970,000	4,454,777
Series A, 5.25%, 7/1/2021	2,000,000	2,559,780
Series C, ETM, 5.5%, 7/1/2017	165,000	203,617
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts, ETM, 6.875%, 5/1/2014	895,000	966,860
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027	3,000,000	3,004,200
Series F, 5.75%, 7/1/2033	2,000,000	2,002,600
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015, GTY: Harvard Pilgrim Health Care	2,400,000	2,531,184
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, ETM, 6.25%, 7/1/2012, INS: AMBAC	865,000	865,294
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional, Series C, 5.75%, 7/15/2013	330,000	330,779
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018*	695,000	317,942
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,440,000	3,211,206
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	5,092,500
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, 12/15/2014	3,000,000	2,958,930
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016, INS: FGIC, NATL	2,600,000	3,084,432
Massachusetts, State College Building Authority, Series A, 5.0%, 5/1/2036	2,250,000	2,541,780
Massachusetts, State College Building Authority Project Revenue:
Series A, Prerefunded, 5.0%, 5/1/2031, INS: AMBAC	2,630,000	3,066,843
Series A, 5.5%, 5/1/2039	5,730,000	6,419,491
Massachusetts, State College Building Authority Revenue, Series B, 5.0%, 5/1/2043	2,000,000	2,259,360
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	14,400,000	15,730,416
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series B, 5.0%, 1/1/2035	4,500,000	4,997,025
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2028	2,250,000	2,466,585
Massachusetts, State Development Finance Agency Revenue, Berkshire Health System, Series G, 5.0%, 10/1/2029	1,000,000	1,093,660
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2022	1,500,000	1,731,570
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,147,630
Series R-1, 5.0%, 7/1/2031	3,000,000	3,429,930
Massachusetts, State Development Finance Agency Revenue, Boston University, Series V-1, 5.0%, 10/1/2029	3,400,000	3,768,900
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	539,885
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series B, 5.0%, 9/1/2026	1,500,000	1,750,170
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	327,629	1,691
Series A-2, 5.5%, 11/15/2046	65,870	40,754
Series A-1, 6.25%, 11/15/2026	1,235,770	1,015,333
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series L, 5.0%, 7/1/2036	500,000	551,615
Series L, 5.0%, 7/1/2041	2,000,000	2,191,980
Massachusetts, State Development Finance Agency Revenue, Resource Recovery, SEMASS System:
Series A, 5.625%, 1/1/2014, INS: NATL	5,000,000	5,062,550
Series A, 5.625%, 1/1/2015, INS: NATL	4,000,000	4,049,720
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, 5.75%, Mandatory Put 5/1/2019 @ 100, 12/1/2042	1,000,000	1,192,290
Massachusetts, State Development Finance Agency Revenue, Wellesley College, Series J, 5.0%, 7/1/2042	3,500,000	3,998,715
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	8,963,938
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute:
5.0%, 9/1/2040	3,500,000	3,770,830
5.0%, 9/1/2045	2,000,000	2,147,520
Massachusetts, State General Obligation:
Series A, 0.772% **, 11/1/2018	5,000,000	4,853,800
Series A, 5.0%, 3/1/2034	5,000,000	5,696,050
Series D, 5.5%, 11/1/2019	4,325,000	5,514,634
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	3,385,000	3,773,598
Series A, 5.0%, 10/1/2037	9,860,000	10,396,680
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup Healthcare System:
Series E-1, 5.125%, 7/1/2033	3,245,000	3,396,736
Series E-1, 5.125%, 7/1/2038	1,500,000	1,562,070
Series B-2, 5.375%, 2/1/2026, INS: NATL	695,000	778,949
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,550,000	1,820,893
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039, GTY: The Children's Medical Center	5,500,000	6,043,125
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,400,840
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
5.375%, 7/1/2023	1,170,000	1,377,944
5.375%, 7/1/2025	1,285,000	1,483,558
Massachusetts, State Health & Educational Facilities Authority Revenue, Isabella Stewart Gardner, Series A, 5.0%, 5/1/2029	1,500,000	1,657,320
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/2039, INS: AGC	2,500,000	2,725,125
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series A, 5.0%, 7/1/2038	1,965,000	2,246,977
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,452,880
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems, Series J1, 5.0%, 7/1/2034	10,000,000	10,882,700
Massachusetts, State Health & Educational Facilities Authority Revenue, Sterling & Francine Clark Art Institute, Series B, 5.0%, 7/1/2030	1,500,000	1,724,175
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	10,000,000	10,948,100
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
5.375%, 8/15/2038	3,000,000	3,571,200
Series M, 5.5%, 2/15/2027	1,705,000	2,225,571
Series M, 5.5%, 2/15/2028	3,000,000	3,914,730
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,655,355
Series B, 5.0%, 7/1/2034	1,350,000	1,489,820
Series B, 5.0%, 7/1/2040	8,500,000	9,238,140
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014, INS: AMBAC	1,000,000	997,500
Series A, AMT, 5.5%, 1/1/2017, INS: AMBAC	4,000,000	3,972,480
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	5,000,000	4,947,500
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series A, Prerefunded, 5.0%, 8/15/2021, INS: AGMC	4,500,000	5,139,405
Series A, 5.0%, 8/15/2024, INS: AMBAC	7,800,000	8,952,528
Series A, 5.0%, 8/15/2037, INS: AMBAC	5,000,000	5,524,150
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	10,000,000	11,755,100
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 5.0%, 6/1/2024	5,000,000	6,125,750
Massachusetts, State Water Pollution Abatement Trust:
Series 13, 5.0%, 8/1/2025	5,000,000	5,781,200
Series 13, 5.0%, 8/1/2026	5,000,000	5,781,200
Series 2, 5.7%, 2/1/2015	35,000	35,155
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019(a)	4,000,000	5,224,640
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	130,091
Series 11, 5.0%, 8/1/2020	100,000	112,338
Series 6, 5.625%, 8/1/2015	120,000	120,526
Massachusetts, State Water Resources Authority:
Series B, 5.0%, 8/1/2036	3,500,000	3,971,205
Series A, 5.0%, 8/1/2039	5,115,000	5,641,794
Series B, 5.0%, 8/1/2039	7,500,000	8,272,425
Series C, 5.25%, 12/1/2015	1,570,000	1,701,974
Series C, ETM, 5.25%, 12/1/2015	2,460,000	2,682,532
Series A, 5.25%, 8/1/2026, INS: NATL	1,950,000	2,271,067
Series B, 5.25%, 8/1/2031, INS: AGMC	5,130,000	6,593,486
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015, INS: FGIC, NATL	6,050,000	6,558,563
Series A, ETM, 6.5%, 7/15/2019	3,110,000	3,772,523
North Reading, MA, Municipal Purpose Loan, 5.0%, 5/15/2035	5,000,000	5,718,150
Plymouth, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/1/2029	1,660,000	1,926,513
5.0%, 5/1/2030	1,595,000	1,845,702
Springfield, MA, Water & Sewer Commission Revenue, Series B, 5.0%, 11/15/2030, INS: AGC	5,000,000	5,737,750
University of Massachusetts, Building Authority Project Revenue, Series 2009-1, 5.0%, 5/1/2034	4,000,000	4,406,640
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020, INS: AMBAC	11,380,000	12,669,013

		416,199,991
Guam 1.6%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, 5.625%, 12/1/2029	3,920,000	4,161,237
Series A, 5.75%, 12/1/2034	3,725,000	3,964,182

		8,125,419
Puerto Rico 4.6%
Commonwealth of Puerto Rico, General Obligation, Public Improvement, 5.5%, 7/1/2015, INS: AGMC	2,500,000	2,779,225
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue, Series Y, 6.25%, 7/1/2014	145,000	157,564
Puerto Rico, Electric Power Authority Revenue:
Series XX, 5.25%, 7/1/2040	5,585,000	5,703,849
Series WW, 5.375%, 7/1/2024	5,000,000	5,523,750
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	1,825,000	1,923,623
Series A, 6.0%, 8/1/2042	2,500,000	2,795,250
Series A, 6.5%, 8/1/2044	2,500,000	2,928,625
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	1,710,000	1,475,935

		23,287,821
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2025	1,000,000	1,079,030

Total Municipal Bonds and Notes (Cost $411,838,229)		448,692,261
Municipal Inverse Floating Rate Notes (b) 23.0%
Massachusetts
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (c)	10,000,000	12,880,300
Trust: Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series 2008-1111, 144A, 9.64%, 7/1/2028, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (c)	5,000,000	5,973,550
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 9.9%, 2/1/2034, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (c)	10,000,000	11,534,457
Massachusetts, State General Obligation, Series C, 5.25%, 8/1/2023, INS: AGMC (c)	5,000,000	5,940,903
Trust: Massachusetts, State General Obligation, Series 2755-1, 144A, 14.798%, 8/1/2023, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (c)	20,000,000	23,072,200
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 17.78%, 8/1/2026, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Health & Educational Facilities Authority Revenue, Harvard University, Series B, 5.0%, 10/1/2038 (c)	10,000,000	11,470,135
Trust: Massachusetts, State Health & Educational Facilities Authority Revenue, Series 3104, 144A, 13.504%, 10/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (c)	12,615,000	16,700,052
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 13.278%, 8/1/2031, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resources Authority, Series A, 5.0%, 8/1/2035 (c)	15,000,000	16,882,050
Trust: Massachusetts, State Water Resources Authority, Series 3690, 144A, 9.27%, 8/1/2035, Leverage Factor at purchase date: 2 to 1
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021, INS: AGMC (c)	10,000,000	12,936,800
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 19.24%, 8/1/2021, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $101,935,486)		117,390,447

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $513,773,715) †	111.1	566,082,708
Other Assets and Liabilities, Net	(11.1)	(56,704,987)

Net Assets	100.0	509,377,721

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	8.0%	9/1/2035	960,000	960,000	327,379
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C *	6.625%	7/1/2018	695,000	541,846	317,942
				1,501,846	645,321

* Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2012.

†
The cost for federal income tax purposes was $514,241,433.  At June 30, 2012, net unrealized appreciation for all securities based on tax cost was $51,841,275.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $55,024,705 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,183,430.

(a) At June 30, 2012, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At June 30, 2012, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

8/2/2012 8/2/2031	5,875,0001	Fixed — 4.065%	Floating — LIBOR	(1,581,548)	—	(1,581,548)
5/10/2013 5/10/2033	9,000,0002	Fixed — 2.822%	Floating — LIBOR	(480,218)	—	(480,218)
10/25/2012 10/25/2033	8,900,0003	Fixed — 3.014%	Floating — LIBOR	(871,457)	—	(871,457)
3/13/2013 3/13/2034	9,300,0001	Fixed — 2.939%	Floating — LIBOR	(706,278)	—	(706,278)

Total unrealized depreciation					(3,639,501)

Counterparties:
1	Barclays Bank PLC
2	Merrill Lynch & Co., Inc.
3	Citigroup, Inc.
LIBOR: London Interbank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(d)	$—	$566,082,708	$—	$566,082,708
Total	$—	$566,082,708	$—	$566,082,708

Liabilities
Derivatives(e)	$—	$(3,639,501)	$—	$(3,639,501)
Total	$—	$(3,639,501)	$—	$(3,639,501)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized depreciation (depreciation) on interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(3,639,501)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax-Free Income Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 15, 2012